FINANCE LEASE (Tables)	12 Months Ended
May 31, 2026
Finance Lease
SCHEDULE OF PROPERTY AND EQUIPMENT UNDER FINANCE LEASE AND LEASE LIABILITIES

The following table shows property and equipment under finance lease and lease liabilities:

	As of May 31,
	2026	2025
Assets
Property and equipment under finance lease, net	114,990	371,015
Liabilities
Finance lease liabilities, current	19,456	130,725
Finance lease liabilities, non-current	-	19,445
Weighted-average remaining lease term (in year) – Finance lease	0.25	0.85
Weighted-average discount rate (%) – Finance lease	10.50%	10.21%

SCHEDULE OF FINANCE LEASE EXPENSES

During the year ended May 31, 2026, 2025 and 2024 the Company incurred lease expenses, as follows:

	For the year ended May 31,
	2026	2025	2024
Finance lease expenses:
Depreciation of property and equipment under finance lease	62,485	104,134	49,382
Interest on finance lease liabilities	7,250	24,837	17,684
Total finance lease expenses	69,735	128,971	67,066

SCHEDULE OF OTHER INFORMATION OF FINANCE LEASE

Other information about the Company’s leases is as follows:

	For the year ended May 31,
	2026	2025	2024
Cash outflow related to finance leases:
Financing cash flow – principal paid	131,200	263,314	145,308
Operating cash flow – interest paid	7,250	24,837	17,684
Total cash outflow related to finance leases	138,450	288,151	162,992

SCHEDULE OF MATURITY ANALYSIS OF FINANCE LEASE LIABILITIES

As of May 31, 2026 and 2025, the maturity analysis of finance lease liabilities is as follows:

As of May 31,2026:	Finance lease
Financial years ending May 31, 2026
2027	19,771
Total undiscounted cash flows	19,771
Less: imputed interest	(315)
Present value of lease liabilities	19,456
Less: Non-current portion of lease liabilities	-
Current portion of lease liabilities	19,456

As of May 31,2025:	Finance lease
Financial years ending May 31, 2025,
2026	137,948
2027	19,760
Total undiscounted cash flows	157,708
Less: imputed interest	(7,538)
Present value of lease liabilities	150,170
Less: Non-current portion of lease liabilities	(19,445)
Current portion of lease liabilities	130,725